Related Party Transactions - Schedule of Amounts Due to Related Parties (Details) - CNY (¥)	Jun. 30, 2025	Jun. 30, 2024
Mr. Zhan Jie [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 513,513
Related parties
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 513,513